Financial instruments - Schedule of Liquidity to Meet Obligations Payments Due by Period (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 15, 2023
Convertible Debentures [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings principal		$ 40,000
Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligations	$ 298
Obligations	88,219
Liquidity risk [member] | Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligations	96
Obligations	6,295
Liquidity risk [member] | 1 - 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligations	202
Obligations	40,757
Liquidity risk [member] | 4 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Obligations	41,167
Liquidity risk [member] | Revolving Credit Facility [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings principal	25,287
Borrowings interest	5,467
Liquidity risk [member] | Revolving Credit Facility [Member] | Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings interest	2,199
Liquidity risk [member] | Revolving Credit Facility [Member] | 1 - 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings principal	25,287
Borrowings interest	3,268
Liquidity risk [member] | Convertible Debentures [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings principal	40,000
Borrowings interest	17,167
Liquidity risk [member] | Convertible Debentures [Member] | Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings interest	4,000
Liquidity risk [member] | Convertible Debentures [Member] | 1 - 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings interest	12,000
Liquidity risk [member] | Convertible Debentures [Member] | 4 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings principal	40,000
Borrowings interest	$ 1,167